UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number - 811-08228

The Timothy Plan

(Exact name of registrant as specified in charter)

1055 Maitland Center Commons

Maitland, FL 32751

(Address of principal executive offices) (Zip code)

J. Michael Landis

Unified Fund Services, Inc.

2960 N Meridian Street, Suite 300

Indianapolis, IN 46208

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-846-7526

Date of fiscal year end: 12/31

Date of reporting period: 09/30/2007

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.	Schedule of Investments.

HIGH YIELD BOND FUND

SCHEDULE OF INVESTMENTS

As of September 30, 2007—(Unaudited)

BONDS AND NOTES—90.63%

par value		market value
	CORPORATE BONDS—90.63%
$250,000	Actuant Corp, 6.875%, 06/15/2017 (A)	$247,500
500,000	Allied Waste NA, 7.125%, 05/15/2016	513,750
500,000	American Axle & Manufacturing Inc., 7.875%, 03/01/2017	485,000
500,000	Ashtead Holdings plc, 8.625%, 08/01/2015 (A)	488,750
500,000	Berry Petroleum Co., 8.25%, 11/01/2016	507,500
500,000	China Properties Group, 9.125%, 05/04/2014 (A)	451,250
500,000	Cimarex Energy Co., 7.125%, 05/01/2017	498,750
500,000	Crum & Forster Holding Corp., 7.75%, 05/01/2017	477,500
500,000	Dynegy Holdings, 7.75%, 06/01/2019 (A)	480,625
500,000	Felcor Lodging LP, 7.26%, 12/01/2011 (B)	498,750
500,000	Forest Oil Corp., 7.25%, 06//15/2019 (A)	502,500
500,000	Georgia-Pacific Corp., 7.70%, 06/15/2015	500,000
501,000	Goodyear Tire & Rubber Co., 8.625%, 12/01/2011 (A)	526,050
500,000	Idearc, Inc., 8.00%, 11/15/2016	501,250
500,000	Intergen NV, 9.00%, 06/30/2017 (A)	527,500
500,000	Janus Capital Group, Inc., 6.70%, 06/15/2017	505,180
500,000	Lyondell Chemical Co., 8.25%, 09/15/2016	566,250
500,000	Markwest Energy Partners, 6.875%, 11/01/2014	465,000
500,000	Momentive Performance, 9.75%, 12/01/2014 (A)	497,500
500,000	Noranda Aluminum Acquisition, 9.36%, 05/15/2015 (A) (B)	472,500
500,000	Pilgrim’s Pride, 7.625%, 05/01/2015	510,000
500,000	Quebecor World, Inc., 8.75%, 03/15/2016 (A)	456,250
500,000	R.H. Donnelley Corp., 8.875%, 10/15/2017 (A)	510,000
500,000	Reliant Energy, Inc., 7.625%, 06/15/2014	506,250
500,000	Rent-A-Center, 7.5%, 05/01/2010	477,500
500,000	Sanmina-SCI Corp., 8.125%, 03/01/2016	435,000
500,000	Sealy Mattress Co., 8.25%, 06/15/2014	506,250
500,000	Seitel, Inc., 9.75%, 02/15/2014	475,000
500,000	Smithfield Foods, Inc., 7.00%, 08/01/2011	508,750
500,000	Swift Energy Co., 7.125%, 06/01/2017	476,250
500,000	Terra Capital, Inc., 7.00%, 02/01/2017	490,000
500,000	Tesoro Corp., 6.50%, 06/01/2017 (A)	498,750
500,000	USG Corp., 7.75%, 01/15/2018	501,653
500,000	W & T Offshore, Inc., 8.25%, 06/15/2014 (A)	483,750
500,000	Whiting Petroleum Corp., 7.00%, 02/01/2014	482,500

	TOTAL CORPORATE BONDS (cost $17,451,279)	17,031,008

HIGH YIELD BOND FUND

SCHEDULE OF INVESTMENTS

As of September 30, 2007—(Unaudited)

SHORT-TERM INVESTMENTS—8.77%

number of shares		market value
1,647,546	Timothy Plan Money Market Fund, 4.45% (B) (C)	$1,647,546

	Total Short-Term Investments (cost $1,647,546)	1,647,546

	TOTAL INVESTMENTS (cost $19,098,825) - 99.40%	$18,678,554

	OTHER ASSETS LESS LIABILITIES - 0.60%	112,505

	NET ASSETS - 100.00%	$18,791,059

(A)	144A Security - Security exempt from registration under Rule 144A of the Securities Act of 1933. The securities may be resold in transactions exempt from registration typically only to qualified institutional buyers. Unless otherwise indicated, these securities are not considered to be illiquid.
(B)	Variable rate security; the yield shown represents the rate at September 30, 2007.
(C)	Fund held is another series within the Timothy Plan.

The following information for the Fund is presented on an income tax basis as of September 30, 2007:

Gross Unrealized Appreciation	$131,569
Gross Unrealized Depreciation	(551,840)

Net Unrealized Gain/(Loss)	$(420,271)

Cost of Investments	$19,098,825

INTERNATIONAL FUND

SCHEDULE OF INVESTMENTS

As of September 30, 2007—(Unaudited)

COMMON STOCKS—100.97%

number of shares		market value
	AGRICULTURAL CHEMICALS - 1.63%
12,000	Agrium, Inc.	$652,560

	AIR TRANSPORTATION, SCHEDULED - 0.64%
7,000	Air France - KLM (ADR)	257,530

	BRACHES AND AGENCIES OF FOREIGN BANKS - 3.90%
16,500	DBS Group Holdings, Ltd. (ADR)	960,356
18,000	Societe Generale (ADR)	602,492

		1,562,848

	COMMERCIAL BANKS - 7.46%
4,000	Australia & New Zealand Banking Group, Ltd. (ADR)	525,659
70,000	Banco Santander Central Hispano S.A. (ADR)	1,351,700
20,000	Erste Bank der oesterreichischen Sparkassen AG (ADR)	760,140
5,200	Woori Finance Holdings Co., Ltd. (ADR)	355,628

		2,993,127

	COMPUTER SERVICES - 0.92%
12,000	Cap Gemini S.A. (ADR)	368,792

	CONSTRUCTION MACHINERY & EQUIPMENT - 2.34%
7,000	KOMATSU, Ltd. (ADR)	939,704

	CRUDE PETROLEUM & NATURAL GAS - 9.13%
15,000	Nexen, Inc.	458,100
22,000	Norsk Hydro ASA (ADR)	953,700
13,000	Petroleo Brasileiro S.A. (ADR)	841,100
17,400	Total SA (ADR)	1,409,922

		3,662,822

	DIVERSIFIED MINERALS - 1.19%
10,000	Teck Cominco, Ltd. - Class B	477,100

	ELECTRIC - INTEGRATED - 3.48%
8,200	RWE AG (ADR)	1,026,691
12,000	Scottish & Southern Energy plc (ADR)	369,415

		1,396,106

	ELECTRIC SERVICES - 4.11%
14,500	Enel S.p.A. (ADR)	817,365
8,000	Fortis (ADR)	234,939
6,500	International Power plc (ADR)	597,585

		1,649,889

	ELECTRONIC & OTHER ELECTRICAL EQUIPMENT - 2.80%
25,000	Koninklijke (Royal) Philips Electronics N.V.	1,123,500

	ENGINEERING/R&D SERVICES - 1.18%
18,000	ABB, Ltd. (ADR)	472,140

	GENERAL INDUSTRIAL MACHINERY & EQUIPMENT - 1.19%
30,000	Atlas Copco AB (ADR)	477,660

INTERNATIONAL FUND

SCHEDULE OF INVESTMENTS

As of September 30, 2007—(Unaudited)

COMMON STOCKS—100.97% (continued)

number of shares		market value
	GOLD AND SILVER ORES - 6.24%
16,380	Anglo American plc (ADR)	$547,911
4,300	Rio Tinto plc (ADR)	1,476,620
34,000	Silver Wheaton Corp. *	476,680

		2,501,211

	IMPORT/EXPORT - 1.57%
10,000	Mitsubishi Corp. (ADR)	631,500

	LAND SUBDIVIDERS & DEVELOPERS - 3.63%
75,000	Keppel Corp., Ltd. (ADR)	1,455,083

	LIFE INSURANCE - 3.34%
30,000	Axa (ADR)	1,338,300

	METAL MINING - 3.87%
32,000	Companhia Vale do Rio Doce (ADR)	910,400
2,500	MMC Norilsk Nickel (ADR)	640,000

		1,550,400

	MISCELLANEOUS BUSINESS CREDIT INSTITUTION - 1.70%
6,000	ORIX Corp. (ADR)	680,820

	MORTGAGE BANKS - 1.28%
9,000	Hypo Real Estate Holding AG (ADR)	511,975

	MOTOR VEHICLES & PASSENGER CAR BODIES - 1.50%
20,000	Fiat S.p.A. (ADR)	601,000

	NATIONAL COMMERCIAL BANKS - 1.95%
18,000	Danske Bank A/S (ADR)	364,457
9,000	Intesa Sanpaolo (ADR)	415,851

		780,308

	NATURAL GAS LIQUIDS - 1.09%
10,000	OAO Gazprom (ADR)	438,500

	OIL & GAS FIELD SERVICES - 2.30%
31,000	Acergy S.A. (ADR)	920,700

	OPERATIVE BUILDERS - 1.68%
40,000	Sun Hung Kai Properties, Ltd. (ADR)	674,504

	ORTHOPEDIC, PROSTHETIC & SURGICAL APPLIANCES & SUPPLIES - 2.29%
15,000	Smith & Nephew plc (ADR)	918,600

	PAPER & ALLIED PRODUCTS - 1.01%
21,000	Stora Enso Oyj (ADR)	406,140

	PERFUMES, COSMETICS & OTHER TOILET PREPARATIONS - 1.11%
20,000	Shiseido Co., Ltd. (ADR)	443,420

	PHARMACEUTICAL PREPARATIONS - 2.41%
8,000	Novo Nordisk A/S (ADR)	968,320

INTERNATIONAL FUND

SCHEDULE OF INVESTMENTS

As of September 30, 2007—(Unaudited)

COMMON STOCKS—100.97% (continued)

number of shares		market value
	PHOTOGRAPHIC EQUIPMENT & SUPPLIES - 2.57%
19,000	CANON, Inc. (ADR)	$1,031,510

	RADIOTELEPHONE COMMUNICATIONS - 2.36%
35,000	Singapore Telecommunications, Ltd. (ADR)	947,825

	RAILROADS, LINE-HAUL OPERATING - 1.23%
7,000	Canadian Pacific Railway, Ltd.	492,030

	SERVICES - MISCELLANEOUS HEALTH & ALLIED SERVICES - 1.99%
15,000	Fresenius Medical Care AG & Co. KGaA (ADR)	795,900

	SPECIAL INDUSTRY MACHINERY - 1.07%
13,000	ASML Holding N.V. *	427,180

	STRUCTURAL CLAY PRODUCTS - 1.00%
32,000	Wienerberger AG (ADR)	399,203

	TELEPHONE COMMUNICATIONS (NO RADIOTELEPHONE) - 10.50%
13,000	America Movil SAB de C.V. (ADR)	832,000
9,000	China Mobile Ltd. (ADR)	738,360
7,500	Philippine Long Distance Telephone Co. (ADR)	482,550
15,600	Telefonica S.A. (ADR)	1,306,968
40,000	Turkcell Iletisim Hizmetleri AS (ADR)	851,200

		4,211,078

	WHOLESALE - INDUSTRIAL MACHINERY & EQUIPMENT - 3.31%
14,500	Marubeni Corp. (ADR)	1,328,783

	Total Common Stocks (cost $36,603,372)	40,488,068

SHORT-TERM INVESTMENTS—0.60%
number of shares		market value
242,416	Timothy Plan Money Market Fund, 4.45% (A) (B)	242,416

	Total Short-Term Investments (cost $242,416)	242,416

	TOTAL INVESTMENTS (cost $36,845,788) - 101.57%	$40,730,484

	LIABILITIES IN EXCESS OF OTHER ASSETS - (1.57)%	(631,053)

	NET ASSETS - 100.00%	$40,099,431

(ADR)	American Depositary Receipt.
*	Non-income producing securities.
(A)	Variable rate security; the yield shown represents the rate at September 30, 2007.
(B)	Fund held is another series within the Timothy Plan.

The following information for the Fund is presented on an income tax basis as of September 30, 2007:

Gross Unrealized Appreciation	$4,997,422
Gross Unrealized Depreciation	(1,112,726)

Net Unrealized Gain/(Loss)	$3,884,696

Cost of Investments	$36,845,788

INTERNATIONAL FUND

SCHEDULE OF INVESTMENTS

As of September 30, 2007—(Unaudited)

DIVERSIFICATION OF ASSETS

country	percentage of net assets
Japan	12.61%
France	9.92%
United Kingdom	9.75%
Singapore	8.39%
Spain	6.63%
Canada	6.38%
Germany	5.82%
Italy	4.57%
Brazil	4.37%
Netherlands	3.87%
Hong Kong	3.52%
Denmark	3.32%
Austria	2.89%
Russia	2.69%
Norway	2.38%
Luxembourg	2.30%
Turkey	2.12%
Mexico	2.07%
Australia	1.31%
Philippines	1.20%
Sweden	1.19%
Switzerland	1.18%
Finland	1.01%
South Korea	0.89%
Belgium	0.59%

Total	100.97%
Money Market Securities	0.60%
Liabilities in excess of other assets	(1.57)%

Grand Total	100.00%

SMALL-CAP VALUE FUND

SCHEDULE OF INVESTMENTS

As of September 30, 2007—(Unaudited)

COMMON STOCKS—84.32%

number of shares		market value
	AEROSPACE/DEFENSE - 4.37%
36,800	Moog, Inc. - Class A *	$1,616,992
36,300	Teledyne Technologies, Inc. *	1,938,057

		3,555,049

	BUILDING & CONSTRUCTION PRODUCTS - 0.80%
15,100	NCI Building Systems, Inc. *	652,471

	BUILDING PRODUCTS - LIGHT FIXTURES - 1.57%
19,900	Genlyte Group, Inc. *	1,278,774

	CHEMICALS - SPECIALTY - 0.86%
75,100	Tronox, Inc. - Class A	698,430

	COAL - 2.05%
42,400	Foundation Coal Holdings, Inc.	1,662,080

	COMMERCIAL BANKS - SOUTHERN US - 0.85%
48,200	Virginia Commerce Bancorp, Inc. *	691,188

	COMMERCIAL BANKS - WESTERN US - 4.71%
48,700	Cathay General Bancorp	1,568,627
24,200	Columbia Banking System, Inc.	770,044
55,200	Sterling Financial Corp.	1,485,432

		3,824,103

	COMMERCIAL SERVICES - FINANCE - 1.98%
41,800	Macquarie Infrastructure Co. LLC	1,613,062

	COMMUNICATIONS EQUIPMENT - 1.80%
77,300	LoJack Corp. *	1,465,608

	COSMETICS & TOILETRIES - 1.03%
33,900	Alberto-Culver Co.	840,381

	CRUDE PETROLEUM & NATURAL GAS - 2.03%
37,600	Penn Virginia Corp.	1,653,648

	ELECTRIC UTILITIES - 2.20%
70,900	Cleco Corp.	1,791,643

	ELECTRONICS COMPONENTS - MISCELLANEOUS - 2.18%
74,200	Benchmark Electronics, Inc. *	1,771,154

	ENGINEERING / R&D SERVICES - 2.51%
36,100	URS Corp. *	2,037,845

	ENTERPRISE SOFTWARE/SERVICES - 2.38%
53,800	ManTech International Corp. - Class A *	1,935,724

	FIDUCIARY BANKS - 2.10%
61,300	Boston Private Financial Holdings, Inc.	1,706,592

	FINANCE - INVESTMENT BANKER/BROKER - 2.08%
29,200	Stifel Financial Corp. *	1,688,928

	FINANCE SERVICES - 0.96%
27,000	KBW, Inc. *	777,060

	GENERAL CONTRACTORS - 1.96%
28,700	Layne Christensen Co. *	1,592,276

SMALL-CAP VALUE FUND

SCHEDULE OF INVESTMENTS

As of September 30, 2007—(Unaudited)

COMMON STOCKS—84.32% (continued)

number of shares		market value
	HEALTH CARE FACILITIES - 1.54%
151,900	Five Star Quality Care, Inc. *	$1,248,618

	HOTELS & MOTELS - 3.68%
72,000	The Marcus Corp.	1,382,400
31,300	Orient-Express Hotels, Ltd. - Class A	1,604,751

		2,987,151

	INDUSTRIAL AUTOMATION/ROBOTICS - 1.24%
18,700	Hurco Companies, Inc. *	1,010,922

	INTIMATE APPAREL - 2.69%
55,900	The Warnaco Group, Inc. *	2,184,013

	LIFE INSURANCE - 1.16%
32,700	IPC Holdings, Ltd.	943,395

	LONG DISTANCE CARRIERS - 1.92%
128,300	General Communication, Inc. - Class A *	1,557,562

	MACHINERY - GENERAL INDUSTRY - 0.88%
11,100	The Middleby Corp. *	716,394

	MACHINERY TOOLS & RELATED PRODUCTS - 2.39%
23,100	Kennametal, Inc.	1,939,938

	NON-FERROUS METALS - 0.98%
10,000	RTI International Metals, Inc. *	792,600

	OFFICE FURNISHINGS - ORIGINAL - 1.81%
82,700	Knoll, Inc.	1,467,098

	OIL COMPANY - EXPLORATION & PRODUCTION - 0.99%
16,600	Unit Corp. *	803,440

	OIL FIELD MACHINERY & EQUIPMENT - 1.14%
17,900	NATCO Group, Inc. *	926,325

	OIL & GAS FIELD SERVICES - 1.25%
90,400	Superior Offshore International, Inc. *	1,017,000

	OIL - FIELD SERVICES - 2.82%
47,500	Oil States International, Inc. *	2,294,250

	PROCESSED & PACKAGED GOODS - 1.75%
40,802	J & J Snack Foods Corp.	1,420,726

	PROPERTY/CASUALTY INSURANCE - 2.16%
102,900	Seabright Insurance Holdings *	1,756,503

	RETAIL - DEPARTMENT STORES - 0.76%
39,000	Maidenform Brands, Inc. *	619,320

	SERVICES - PREPACKAGED SOFTWARE - 0.95%
55,800	Epicor Software Corp. *	768,366

	SOFTWARE & PROGRAMMING - 1.92%
54,500	SI International, Inc. *	1,557,065

	STEEL PIPE & TUBE - 1.97%
42,300	Northwest Pipe Co. *	1,599,786

SMALL-CAP VALUE FUND

SCHEDULE OF INVESTMENTS

As of September 30, 2007—(Unaudited)

COMMON STOCKS—84.32% (continued)

number of shares		market value
	STEEL - PRODUCERS - 1.06%
42,400	Claymont Steel Holdings, Inc. *	$858,600

	TECHNICAL SERVICES - 2.58%
23,900	Washington Group International, Inc. *	2,098,659

	TELECOMMUNICATIONS SERVICES - 2.09%
85,700	Iowa Telecommunications Services, Inc.	1,701,145

	TRANSPORT - MARINE - 2.16%
75,400	OceanFreight, Inc.	1,752,296

	TRANSPORT - SERVICES - 4.01%
64,100	Arlington Tankers, Ltd.	1,578,783
55,000	Horizon Lines, Inc. - Class A	1,679,150

		3,257,933

	Total Common Stocks (cost $60,610,090)	68,515,121

REITs—7.60%

number of shares		market value
	REITS - DIVERSIFIED - 0.98%
39,700	Lexington Realty Trust	794,397

	REITS - HOTELS - 3.01%
42,800	Equity Inns, Inc.	966,424
57,800	Sunstone Hotel Investors, Inc.	1,481,992

		2,448,416

	REITS - RESIDENTIAL - 1.60%
33,600	Post Properties, Inc.	1,300,320

	REITS - RETAIL - 2.01%
60,000	Getty Realty Corporation	1,632,000

	Total REITs (cost $6,229,632)	6,175,133

SHORT-TERM INVESTMENTS—8.20%

number of shares		market value
6,660,195	Timothy Plan Money Market Fund, 4.45% (A) (B)	6,660,195

	Total Short-Term Investments (cost $6,660,195)	6,660,195

	TOTAL INVESTMENTS (cost $73,499,917) - 100.12%	$81,350,449

	LIABILITIES IN EXCESS OF CASH & OTHER ASSETS - (0.12)%	(100,014)

	NET ASSETS - 100.00%	$81,250,435

*	Non-income producing securities.
(A)	Variable rate security; the yield shown represents the rate at September 30, 2007.
(B)	Fund held is another series within the Timothy Plan.

The following information for the Fund is presented on an income tax basis as of September 30, 2007.

Gross Unrealized Appreciation	$11,341,766
Gross Unrealized Depreciation	(3,491,234)

Net Unrealized Gain/(Loss)	$7,850,532

Cost of Investments	$73,499,917

LARGE / MID-CAP VALUE FUND

SCHEDULE OF INVESTMENTS

As of September 30, 2007—(Unaudited)

COMMON STOCKS—91.49%

number of shares		market value
	AEROSPACE/DEFENSE - 1.95%
31,500	Rockwell Collins, Inc.	$2,300,760

	BIOLOGICAL PRODUCTS (NO DIAGNOSTIC SUBSTANCES) - 1.86%
35,500	Genzyme Corp. *	2,199,580

	BUSINESS SERVICES - 1.99%
90,600	Jack Henry & Associates, Inc.	2,342,916

	COMMERCIAL BANKS - SOUTHERN US - 1.93%
56,500	BB&T Corp.	2,282,035

	COMMERCIAL BANKS - WESTERN US - 1.98%
34,000	Zions Bancorporation	2,334,780

	COMMERCIAL BANKS - SUPER-REGIONAL - 1.94%
44,600	Comerica, Inc.	2,287,088

	COSMETICS & TOILETRIES - 1.96%
32,500	Colgate-Palmolive Co.	2,317,900

	DATA PROCESSING/MANAGEMENT - 2.94%
50,200	Automatic Data Processing, Inc.	2,305,686
41,700	Total System Services, Inc.	1,158,426

		3,464,112

	DIVERSIFIED MANUFACTURING OPERATIONS - 3.98%
46,200	Cooper Industries, Ltd. - Class A	2,360,358
34,400	ITT Corp.	2,336,792

		4,697,150

	ELECTRIC PRODUCTS - MISCELLANEOUS - 2.05%
45,400	Emerson Electric Co.	2,416,188

	ELECTRIC COMPONENTS - SEMICONDUCTORS - 1.99%
39,800	MEMC Electronic Materials, Inc. *	2,342,628

	ELECTRIC - UTILITIES - 3.84%
26,300	Constellation Energy Group	2,256,277
62,700	Southern Co.	2,274,756

		4,531,033

	ELECTRIC SERVICES - 1.92%
26,900	Dominion Resources, Inc.	2,267,670

	FABRICATED PLATE WORK (BOILER SHOPS) - 2.29%
50,000	McDermott International, Inc. *	2,704,000

	FINANCE SERVICES - 2.00%
55,700	Lazard, Ltd. - Class A	2,361,680

	FIRE, MARINE & CASUALTY INSURANCE - 5.00%
39,100	ACE, Ltd.	2,368,287
15,300	Arch Capital Group, Ltd. *	1,138,473
61,500	Axis Capital Holdings, Ltd.	2,392,965

		5,899,725

LARGE / MID-CAP VALUE FUND

SCHEDULE OF INVESTMENTS

As of September 30, 2007—(Unaudited)

COMMON STOCKS—91.49% (continued)

number of shares		market value
	INDUSTRIAL METALS & MINING - 2.00%
70,300	Titanium Metals Corp. *	$2,359,268

	INSURANCE BROKERS - 1.88%
54,200	Willis Group Holdings, Ltd.	2,218,948

	INVESTMENT MANAGEMENT/ADVISORY SERVICES - 8.11%
26,800	AllianceBernstein Holding LP	2,360,276
14,500	BlackRock, Inc.	2,514,445
58,200	Eaton Vance Corp.	2,325,672
18,600	Franklin Resources, Inc.	2,371,500

		9,571,893

	MACHINERY - CONSTRUCTION & MINING - 1.06%
14,100	Terex Corp. *	1,255,182

	MEDICAL DRUGS - 2.02%
37,000	Allergan, Inc.	2,385,390

	MEDICAL PRODUCTS - 3.78%
54,500	Covidien, Ltd. *	2,261,750
27,100	Zimmer Holdings, Inc. *	2,194,829

		4,456,579

	METAL - DIVERSIFIED - 2.47%
27,800	Freeport-McMoRan Copper & Gold, Inc.	2,915,942

	METAL PROCESSORS & FABRICATION - 2.19%
17,500	Precision Castparts Corp.	2,589,650

	OIL COMPANY - EXPLORATION & PRODUCTION - 6.45%
28,800	Apache Corp.	2,593,728
35,900	Murphy Oil Corp.	2,509,051
40,500	XTO Energy, Inc.	2,504,520

		7,607,299

	OIL COMPANY - INTEGRATED - 10.33%
28,000	ConocoPhillips	2,457,560
52,100	Exxon Mobil Corp.	4,822,376
40,200	Marathon Oil Corp.	2,292,204
40,800	Occidental Petroleum Corp.	2,614,464

		12,186,604

	RETAIL - JEWELRY - 2.11%
47,500	Tiffany & Co.	2,486,625

	SPECIAL INDUSTRY MACHINERY - 1.99%
44,000	Lam Research Corp. *	2,343,440

	TECHNICAL SERVICES - 1.97%
104,700	Cadence Design Systems, Inc. *	2,323,293

LARGE / MID-CAP VALUE FUND

SCHEDULE OF INVESTMENTS

As of September 30, 2007—(Unaudited)

COMMON STOCKS—91.49% (continued)

number of shares		market value
	TELECOMMUNICATION EQUIPMENT - 1.94%
39,700	Harris Corp.	$2,294,263

	TRANSPORT - SERVICES - 1.73%
19,500	FedEx Corp.	2,042,625

	WATER - 1.84%
95,766	Aqua America, Inc.	2,171,973

	Total Common Stocks (cost $84,314,932)	107,958,219

REITs—3.59%

number of shares		market value
	REITS - DIVERSIFIED - 1.45%
40,500	Equity Residential	1,715,580

	REITS - HEALTHCARE - 2.14%
76,000	HCP, Inc.	2,520,920

	Total REITs (cost $4,666,448)	4,236,500

SHORT-TERM INVESTMENTS—5.95%

number of shares		market value
7,022,163	Timothy Plan Money Market Fund, 4.45% (A) (B)	7,022,163

	Total Short-Term Investments (cost $7,022,163)	7,022,163

	TOTAL INVESTMENTS (cost $96,003,543) - 101.03%	$119,216,882

	LIABILITIES IN EXCESS OF CASH & OTHER ASSETS - (1.03)%	(1,213,927)

	NET ASSETS - 100.00%	$118,002,955

*	Non-income producing securities.
(A)	Variable rate security; the yield shown represents the rate at September 30, 2007.
(B)	Fund held is another series within the Timothy Plan.

The following information for the Fund is presented on an income tax basis as of September 30, 2007.

Gross Unrealized Appreciation	$24,181,801
Gross Unrealized Depreciation	(968,462)

Net Unrealized Gain/(Loss)	$23,213,339

Cost of Investments	$96,003,543

FIXED INCOME FUND

SCHEDULE OF INVESTMENTS

As of September 30, 2007—(Unaudited)

Bonds and Notes—91.97%

par value		market value
	CORPORATE BONDS - 37.83%
$750,000	Alcoa, Inc., 5.87%, 02/23/2022	$715,970
800,000	American General Finance Corp., 5.375%, 10/01/2012	788,280
750,000	Anadarko Finance Co., 6.75%, 05/01/2011	784,642
150,000	Apache Corp., 5.25%, 04/15/2013	149,341
250,000	Appalachian Power Co., 3.60%, 05/15/2008	246,947
750,000	Canadian National Railway Co., 5.80%, 06/01/2016	756,840
500,000	Canadian National Resources Ltd., 5.70%, 05/15/2017	488,979
500,000	CIT Group, Inc., 5.00%, 02/13/2014	452,072
910,000	CRH America, Inc., 6.00%, 09/30/2016	885,699
950,000	Dominion Resources, Inc., 5.00%, 03/15/2013	919,017
750,000	Duke Energy Indiana, Inc., 6.05%, 06/15/2016	754,754
500,000	Entergy Gulf States, Inc., 5.70%, 06/01/2015	487,467
900,000	ERP Operating LP, 5.125%, 03/15/2016	835,497
750,000	FedEx Corp., 5.50%, 08/15/2009	758,721
800,000	FPL Group Capital, Inc., 5.551%, 02/16/2008	798,620
750,000	Genworth Financial, Inc., 4.95%, 10/01/2015	707,117
500,000	Huntington National Bank, 3.125%, 05/15/2008	494,288
250,000	International Paper Co., 4.25%, 01/15/2009	246,263
750,000	Kinder Morgan Energy Partners LP, 5.125%, 11/15/2014	714,358
750,000	MidAmerican Energy Holdings Co., 5.875%, 10/01/2012	762,397
250,000	National Rural Utilities Cooperative Finance Corp., 5.75%, 08/28/2009	252,973
750,000	Nisource Finance Corp., 5.40%, 07/15/2014	729,973
500,000	Oneok, Inc., 5.20%, 06/15/2015	476,938
300,000	Protective Life Secured Trusts, 5.75%, 01/15/2019	291,747
750,000	SLM Corp., 4.00%, 01/15/2010	703,012
500,000	Spectra Energy Capital LLC, 5.668%, 08/15/2014	489,568
750,000	Telecom Italia Capital SA, 4.00%, 11/15/2008	739,646
300,000	Unitrin, Inc., 4.875%, 11/01/2010	297,352
750,000	Willis North America, Inc., 6.20%, 03/28/2017	745,486
135,000	Wisconsin Energy Corp., 6.50%, 04/01/2011	140,358

	Total Corporate Bonds (cost $17,923,216)	17,614,322

FIXED INCOME FUND

SCHEDULE OF INVESTMENTS

As of September 30, 2007—(Unaudited)

Bonds and Notes—91.97% (continued)

par value		market value
	U.S. GOVERNMENT & AGENCY OBLIGATIONS - 54.14%
$1,000,000	Federal Home Loan Bank, 5.5%, 08/13/2014	$1,041,293
242,349	GNMA Pool 3584, 6.00%, 07/20/2034	243,938
570,143	GNMA Pool 3612, 6.50%, 09/20/2034	582,742
1,606,947	GNMA Pool 3625, 6.00%, 10/20/2034	1,617,017
637,125	GNMA Pool 3637, 5.50%, 11/20/2034	626,926
1,000,022	GNMA Pool 3665, 5.50%, 01/20/2035	983,606
555,529	GNMA Pool 3679, 6.00%, 02/20/2035	558,629
1,334,882	GNMA Pool 3711, 5.50%, 05/20/2035	1,312,968
1,794,538	GNMA Pool 3865, 6.00%, 06/20/2036	1,803,950
1,401,637	GNMA Pool 3910, 6.00%, 10/20/2036	1,408,988
3,266,440	GNMA Pool 3939, 5.00%, 01/20/2037	3,134,391
88,095	GNMA Pool 585163, 5.00%, 02/15/2018	86,800
97,113	GNMA Pool 585180, 5.00%, 02/15/2018	95,686
94,616	GNMA Pool 592492, 5.00%, 03/15/2018	93,226
81,174	GNMA Pool 599821, 5.00%, 01/15/2018	79,981
1,075,670	GNMA Pool 604182, 5.50%, 04/15/2033	1,062,334
1,216,306	GNMA Pool 663776, 6.50%, 01/15/2037	1,243,574
222,842	GNMA Pool 781694, 6.00%, 12/15/2031	224,978
3,000,000	US Treasury Bond, 12.00%, 08/15/2013	3,199,455
1,000,000	US Treasury Bond, 5.375%, 02/15/2031	1,070,782
680,000	US Treasury Bond, 4.50%, 02/15/2036	644,885
2,250,000	US Treasury Note, 4.75%, 05/15/2014	2,301,329
1,785,000	US Treasury Note, 4.625%, 02/15/2017	1,793,786

	Total U.S. Government & Agency Obligations (cost $25,300,872)	25,211,264

	Total Bonds and Notes (cost $43,224,088)	42,825,586

SHORT-TERM INVESTMENTS—8.75%
number of shares		market value
4,072,812	Timothy Plan Money Market Fund, 4.45% (A) (B)	$4,072,812

	Total Short-Term Investments (cost $4,072,812)	4,072,812

	TOTAL INVESTMENTS (cost $47,296,900) - 100.72%	$46,898,398

	LIABILITIES IN EXCESS OF CASH & OTHER ASSETS - (0.72)%	(336,776)

	NET ASSETS - 100.00%	$46,561,622

(A)	Variable rate security; the yield shown represents the rate at September 30, 2007.
(B)	Fund held is another series within the Timothy Plan.

The following information for the Fund is presented on an income tax basis as of September 30, 2007.

Gross Unrealized Appreciation	$211,415
Gross Unrealized Depreciation	(609,917)

Net Unrealized Gain/(Loss)	$(398,502)

Cost of Investments	$47,296,900

AGGRESSIVE GROWTH FUND

SCHEDULE OF INVESTMENTS

As of September 30, 2007—(Unaudited)

COMMON STOCKS—98.25%

number of shares		market value
	BITUMINOUS COAL & LIGNITE SURFACE MINING - 1.49%
8,700	Peabody Energy Corp.	$416,469

	BUILDING PRODUCTS - CEMENT/AGGREGATION - 1.91%
4,000	Martin Marietta Materials, Inc.	534,200

	CELLULAR TELECOM - 4.75%
16,200	NII Holdings, Inc. *	1,330,830

	COMPUTER COMMUNICATION EQUIPMENT - 2.08%
15,700	F5 Networks, Inc. *	583,883

	COMPUTER SERVICES - 0.82%
11,500	Red Hat, Inc. *	228,505

	CONSTRUCTION MACHINERY & EQUIPMENT - 4.11%
26,000	Manitowoc Company, Inc.	1,151,280

	DIAGNOSTIC EQUIPMENT - 1.31%
5,500	Gen-Probe, Inc. *	366,190

	DIVERSIFIED COMMUNICATION SERVICES - 3.06%
19,700	American Tower Corp. - Class A *	857,738

	DRUG DELIVERY SYSTEMS - 1.51%
10,200	Hospira, Inc. *	422,790

	DRUGS & PHARMACEUTICALS - 2.73%
16,800	Herbalife, Ltd.	763,728

	E-COMMERCE/SERVICES - 1.84%
15,100	Monster Worldwide, Inc. *	514,306

	EDUCATIONAL SERVICES - 2.91%
6,700	ITT Educational Services, Inc. *	815,323

	ELECTRONIC COMPONENTS - SEMICONDUCTOR - 6.33%
22,000	Broadcom Corp. - Class A *	801,680
26,850	NVIDIA Corp. *	973,044

		1,774,724

	FINANCIAL GUARANTY INSURANCE - 0.74%
3,300	Ambac Financial Group, Inc.	207,603

	FOOTWEAR - 1.42%
16,700	Iconix Brand Group, Inc. *	397,293

	HEALTH CARE DISTRIBUTORS - 2.17%
10,000	Henry Schein, Inc. *	608,400

	INVESTMENT MANAGEMENT/ADVISORY SERVICES - 1.55%
7,800	T. Rowe Price Group, Inc.	434,382

	MEDICAL - BIOMEDICAL/GENETICS - 3.08%
12,100	Celgene Corp. *	862,851

AGGRESSIVE GROWTH FUND

SCHEDULE OF INVESTMENTS

As of September 30, 2007—(Unaudited)

COMMON STOCKS—98.25% (continued)

number of shares		market value
	MEDICAL LABS & TESTING SERVICES - 1.22%
4,400	Covance, Inc. *	$342,760

	METAL PROCESSORS & FABRICATION - 4.70%
8,900	Precision Castparts Corp.	1,317,022

	MOTOR VEHICLES & PASSENGER CAR BODIES - 2.43%
11,000	Oshkosh Truck Corp.	681,670

	NETWORKING PRODUCTS - 2.65%
20,300	Juniper Networks, Inc. *	743,183

	OIL & GAS DRILLINGS - 3.18%
4,700	Diamond Offshore Drilling, Inc.	532,463
5,800	Ultra Petroleum Corp. *	359,832

		892,295

	OIL COMPANY - EXPLORATION & PRODUCTION - 2.99%
7,900	Denbury Resources, Inc. *	353,051
11,600	Southwestern Energy Co. *	485,460

		838,511

	OIL FIELD MACHINERY & EQUIPMENT - 8.10%
9,100	FMC Technologies, Inc. *	524,706
9,500	Grant Prideco, Inc. *	517,940
8,500	National-Oilwell Varco, Inc. *	1,228,250

		2,270,896

	RAILROAD EQUIPMENT - 2.99%
22,400	Wabtec Corp.	839,104

	REAL ESTATE MANAGEMENT/SERVICES - 1.26%
12,650	CB Richard Ellis Group, Inc. - Class A *	352,176

	RETAIL - MISCELLANEOUS SHOPPING GOODS STORES - 2.35%
9,800	Dick’s Sporting Goods, Inc. *	658,070

	RETAIL - PET FOOD & SUPPLIES - 2.42%
21,300	PetSmart, Inc.	679,470

	SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES - 1.68%
12,500	Nasdaq Stock Market, Inc. *	471,000

	SEMICONDUCTOR EQUIPMENT - 2.39%
12,500	Varian Semiconductor Equipment Associates, Inc. *	669,000

	SEMICONDUCTORS & RELATED DEVICES - 2.99%
17,100	Intersil Corp - Class A *	571,653
7,300	Microchip Technology, Inc.	265,136

		836,789

	SPORTING ACTIVITIES - 2.04%
9,300	LIFE TIME FITNESS, Inc. *	570,462

	STEEL PIPE & TUBES - 2.90%
7,400	Allegheny Technologies, Inc.	813,630

AGGRESSIVE GROWTH FUND

SCHEDULE OF INVESTMENTS

As of September 30, 2007—(Unaudited)

COMMON STOCKS—98.25% (continued)

number of shares		market value
	TRADING COMPANIES & DISTRIBUTORS - 1.81%
11,200	Fastenal Co.	$508,592

	TRANSPORT - SERVICES - 1.89%
11,200	Expeditors International of Washington, Inc.	529,760

	VETERINARY DIAGNOSTICS - 1.25%
8,400	VCA Antech, Inc. *	350,700

	WEB HOSTING/DESIGN - 1.90%
6,000	Equinix, Inc. *	532,140

	WHOLESALE - MOTOR VEHICLES & PARTS - 1.30%
10,500	LKQ Corp. *	365,505

	Total Common Stocks (cost $21,628,330)	27,533,230

SHORT-TERM INVESTMENTS—2.25%
number of shares		market value
629,925	Timothy Plan Money Market Fund, 4.45% (A) (B)	629,925

	Total Short-Term Investments (cost $629,925)	629,925

	TOTAL INVESTMENTS (cost $22,258,255) - 100.50%	$28,163,155

	LIABILITIES IN EXCESS OF CASH & OTHER ASSETS - (0.50)%	(138,866)

	NET ASSETS - 100.00%	$28,024,289

*	Non-income producing securities.
(A)	Variable rate security; the yield shown represents the rate at September 30, 2007.
(B)	Fund held is another series within the Timothy Plan.

The following information for the Fund is presented on an income tax basis as of September 30, 2007:

Gross Unrealized Appreciation	$6,147,856
Gross Unrealized Depreciation	(242,956)

Net Unrealized Gain/(Loss)	$5,904,900

Cost of Investments	$22,258,255

LARGE / MID-CAP GROWTH FUND

SCHEDULE OF INVESTMENTS

As of September 30, 2007—(Unaudited)

COMMON STOCKS—96.39%

number of shares		market value
	APPAREL MANUFACTURERS - 0.98%
12,000	Coach, Inc. *	$567,240

	BUSINESS SERVICES - 2.84%
32,000	Cintas Corp.	1,187,200
20,000	MoneyGram International, Inc.	451,800

		1,639,000

	CHEMICALS - SPECIALTY - 1.31%
16,000	Ecolab, Inc.	755,200

	COMMERCIAL BANKS - WESTERN US - 1.61%
13,500	Zions Bancorporation	927,045

	COMPUTERS - MEMORY DEVICES - 0.75%
16,000	Network Appliance, Inc. *	430,560

	COMPUTER SERVICES - 1.27%
9,200	Cognizant Technology Solutions Corp. - Class A *	733,884

	COSMETICS & TOILETRIES - 1.98%
16,000	Colgate-Palmolive Co.	1,141,120

	DIVERSIFIED MANUFACTURING OPERATIONS - 2.87%
20,000	Danaher Corp.	1,654,200

	DRILLING OIL & GAS WELLS - 1.07%
20,000	Nabors Industries, Ltd. *	615,400

	E-COMMERCE/SERVICES - 1.12%
19,000	Monster Worldwide, Inc. *	647,140

	ELECTRIC PRODUCTS - MISCELLANEOUS - 3.13%
34,000	Emerson Electric Co.	1,809,480

	ELECTRIC COMPONENTS - SEMICONDUCTORS - 2.19%
24,000	Marvell Technology Group, Ltd. *	392,880
14,800	MEMC Electronic Materials, Inc. *	871,128

		1,264,008

	ELECTRONICS - MILITARY - 2.37%
13,400	L-3 Communications Holdings, Inc.	1,368,676

	ENTERPRISE SOFTWARE/SERVICES - 3.35%
33,000	SAP AG (ADR)	1,936,110

	FOOD - WHOLESALE/DISTRIBUTION - 2.47%
40,000	Sysco Corp.	1,423,600

	INDUSTRIAL AUTOMATION/ROBOTICS - 2.41%
20,050	Rockwell Automation, Inc.	1,393,675

	INVESTMENT MANAGEMENT/ADVISORY SERVICES - 1.78%
18,400	T. Rowe Price Group, Inc.	1,024,696

	LABORATORY ANALYTICAL INSTRUMENTS - 1.84%
14,400	Beckman Coulter, Inc.	1,062,144

	MEASURING & CONTROLLING DEVICES - 1.83%
18,300	Thermo Fisher Scientific, Inc. *	1,056,276

LARGE / MID-CAP GROWTH FUND

SCHEDULE OF INVESTMENTS

As of September 30, 2007—(Unaudited)

COMMON STOCKS—96.39% (continued)

number of shares		market value
	MEDICAL INSTRUMENTS - 1.34%
17,500	St. Jude Medical, Inc. *	$771,225

	MEDICAL PRODUCTS - 6.46%
26,800	Celgene Corp. *	1,911,108
26,400	Stryker Corp.	1,815,264

		3,726,372

	MISCELLANEOUS CHEMICAL PRODUCTS - 1.03%
20,000	Nalco Holding Co.	593,000

	MULTI-LINE INSURANCE - 2.69%
23,000	American International Group, Inc.	1,555,950

	NETWORKING PRODUCTS - 1.93%
30,400	Juniper Networks, Inc. *	1,112,944

	OIL - FIELD SERVICES - 1.86%
16,000	Weatherford International, Ltd. *	1,074,880

	OIL COMPANY - INTEGRATED - 2.25%
16,000	Total SA (ADR)	1,296,480

	OIL FIELD MACHINERY & EQUIPMENT - 1.50%
6,000	National-Oilwell Varco, Inc. *	867,000

	PERSONAL CREDIT INSTITUTIONS - 1.05%
16,000	The First Marblehead Corp.	606,880

	PHARMACEUTICAL PREPARATIONS - 1.74%
13,500	Theravance, Inc. *	352,215
17,000	Vertex Pharmaceuticals, Inc. *	652,970

		1,005,185

	PHARMACY SERVICES - 2.50%
16,000	Medco Health Solutions, Inc. *	1,446,240

	PUMPS & PUMPING EQUIPMENT - 1.18%
10,000	ITT Corp.	679,300

	RADIOTELEPHONE COMMUNICATIONS - 1.71%
12,000	NII Holdings, Inc. *	985,800

	RETAIL - APPAREL/SHOE - 0.80%
33,000	Chico’s FAS, Inc. *	463,650

	RETAIL - BUILDING PRODUCTS - 4.48%
54,400	Lowe’s Companies, Inc.	1,524,288
23,000	Tractor Supply Co. *	1,060,070

		2,584,358

	RETAIL - DISCOUNT - 2.17%
20,400	Costco Wholesale Corp.	1,251,948

	RETAIL - EATING PLACES - 0.87%
21,500	The Cheesecake Factory, Inc. *	504,605

	RETAIL - JEWELRY STORES - 2.97%
32,800	Tiffany & Co.	1,717,080

LARGE / MID-CAP GROWTH FUND

SCHEDULE OF INVESTMENTS

As of September 30, 2007—(Unaudited)

COMMON STOCKS—96.39% (continued)

number of shares		market value
	SECURITY BROKERS, DEALERS & FLOTATION - 2.34%
16,000	Legg Mason, Inc.	$1,348,640

	SEMICONDUCTOR EQUIPMENT - 1.45%
24,000	Linear Technology Corp.	839,760

	SEMICONDUCTORS & RELATED DEVICES - 2.36%
23,000	Analog Devices, Inc.	831,680
18,000	Maxim Integrated Products, Inc.	528,300

		1,359,980

	SERVICES - ADVERTISING AGENCIES - 1.27%
15,000	Lamar Advertising Co.	734,550

	SERVICES - COMMERCIAL PHYSICAL & BIOLOGICAL RESEARCH - 0.76%
31,000	Medarex, Inc *	438,960

	TELECOMMUNICATION EQUIPMENT - 1.20%
12,000	Harris Corp.	693,480

	THERAPEUTICS - 2.51%
35,400	Gilead Sciences, Inc. *	1,446,798

	TRUCKING & COURIER SERVICES - 2.47%
19,000	United Parcel Service, Inc. - Class B	1,426,900

	WHOLESALE - DRUGS, PROPRIETARIES & DRUGGISTS’ SUNDRIES - 1.62%
15,000	Cardinal Health, Inc.	937,950

	WIRELESS EQUIPMENT - 4.71%
15,000	Telefonaktiebolaget LM Ericsson (ADR)	597,000
56,000	Nokia Corp. (ADR)	2,124,080

		2,721,080

	Total Common Stocks (cost $46,428,136)	55,640,449

SHORT-TERM INVESTMENTS—3.59%
number of shares		market value
2,072,490	Timothy Plan Money Market Fund, 4.45% (A) (B)	2,072,490

	Total Short-Term Investments (cost $2,072,490)	2,072,490

	TOTAL INVESTMENTS (cost $48,500,626) - 99.98%	$57,712,939

	CASH & OTHER ASSETS LESS LIABILITIES - 0.02%	9,108

	NET ASSETS - 100.00%	$57,722,047

*	Non-income producing securities.
(ADR)	American Depositary Receipt.
(A)	Variable rate security; the yield shown represents the rate at September 30, 2007.
(B)	Fund held is another series within the Timothy Plan.

The following information for the Fund is presented on an income tax basis as of September 30, 2007:

Gross Unrealized Appreciation	$11,866,350
Gross Unrealized Depreciation	(2,654,037)

Net Unrealized Gain/(Loss)	$9,212,313

Cost of Investments	$48,500,626

STRATEGIC GROWTH FUND

SCHEDULE OF INVESTMENTS

As of September 30, 2007—(Unaudited)

MUTUAL FUNDS (A)—102.40%

number of shares		market value
1,103,157	Timothy Plan Aggressive Growth Fund - Class A	$8,825,257
715,776	Timothy Plan High Yield Bond Fund - Class A	6,978,818
1,614,500	Timothy Plan International Fund - Class A*	17,711,067
1,734,785	Timothy Plan Large/Mid Cap Growth Fund - Class A*	14,138,494
847,676	Timothy Plan Large/Mid Cap Value Fund - Class A	14,079,892
542,799	Timothy Plan Small-Cap Value Fund - Class A	8,760,783

	Total Mutual Funds (cost $61,736,040)	70,494,311

SHORT-TERM INVESTMENTS—0.23%
number of shares		market value
155,254	Timothy Plan Money Market Fund, 4.45% (A) (B)	155,254

	Total Short-Term Investments (cost $155,254)	155,254

	TOTAL INVESTMENTS (cost $61,891,294) - 102.63%	$70,649,565

	LIABILITIES IN EXCESS OF OTHER ASSETS - (2.63)%	(1,807,936)

	NET ASSETS - 100.00%	$68,841,629

*	Non-income producing securities
(A)	Fund held is another series within the Timothy Plan.
(B)	Variable rate security; the yield shown represents the rate at September 30, 2007.

The following information for the Fund is presented on an income tax basis as of September 30, 2007:

Gross Unrealized Appreciation	$8,928,931
Gross Unrealized Depreciation	(170,660)

Net Unrealized Gain/(Loss)	$8,758,271

Cost of Investments	$61,891,294

CONSERVATIVE GROWTH FUND

SCHEDULE OF INVESTMENTS

As of September 30, 2007—(Unaudited)

MUTUAL FUNDS (A)—100.12%

number of shares		market value
345,923	Timothy Plan Aggressive Growth Fund - Class A	$2,767,384
1,667,241	Timothy Plan Fixed Income Fund - Class A	16,455,664
561,266	Timothy Plan High Yield Bond Fund - Class A	5,472,342
759,503	Timothy Plan International Fund - Class A*	8,331,750
680,036	Timothy Plan Large/Mid Cap Growth Fund - Class A*	5,542,297
664,500	Timothy Plan Large/Mid Cap Value Fund - Class A	11,037,350
340,450	Timothy Plan Small-Cap Value Fund - Class A	5,494,857

	Total Mutual Funds (cost $50,402,125)	55,101,644

SHORT-TERM INVESTMENTS—0.31%
number of shares		market value
171,760	Timothy Plan Money Market Fund, 4.45% (A) (B)	171,760

	Total Short-Term Investments (cost $171,760)	171,760

	TOTAL INVESTMENTS (cost $50,573,885) - 100.43%	$55,273,404

	CASH & OTHER ASSETS IN EXCESS OF LIABILITIES - (0.43)%	(236,476)

	NET ASSETS - 100.00%	$55,036,928

*	Non-income producing securities
(A)	Fund held is another series within the Timothy Plan
(B)	Variable rate security; the yield shown represents the rate at September 30, 2007.

The following information for the Fund is presented on an income tax basis as of September 30, 2007:

Gross Unrealized Appreciation	$5,252,761
Gross Unrealized Depreciation	(553,242)

Net Unrealized Gain/(Loss)	$4,699,519

Cost of Investments	$50,573,885

MONEY MARKET FUND

SCHEDULE OF INVESTMENTS

As of September 30, 2007—(Unaudited)

SHORT-TERM INVESTMENTS—100.02%

par value		market value
	Asset-Backed Bonds - 5.05%
$226,990	Americredit Auto Receivables Trust, 5.32%, 05/06/2008	$226,990
875,477	Harley-Davidson Motorcycle Trust, 5.59%, 09/15/2008	875,477
402,192	John Deere Owner Trust, 5.33%, 05/15/2008	402,192

	Total Asset-Backed Bonds (cost $1,504,659)	1,504,659

	Corporate Bonds - 3.35%
1,000,000	World Savings Bank FSB, 4.125%, 03/10/2008	995,779

	Total Corporate Bonds (cost $995,779)	995,779

	U.S. Government Agencies (A) - 80.03%
1,000,000	Federal Home Loan Bank, 1.72%, 10/02/2007	999,859
1,000,000	Federal Home Loan Bank, 3.42%, 10/05/2007	999,438
1,000,000	Federal Home Loan Bank, 4.44%, 12/04/2007	992,035
1,000,000	Federal Home Loan Bank, 4.51%, 03/07/2008	997,280
1,000,000	Federal Home Loan Bank, 4.54%, 12/19/2007	990,037
1,000,000	Federal Home Loan Bank, 4.55%, 01/25/2008	985,500
1,000,000	Federal Home Loan Bank, 4.55%, 10/16/2007	997,887
1,000,000	Federal Home Loan Bank, 4.55%, 12/21/2007	989,763
1,000,000	Federal Home Loan Bank, 4.57%, 12/26/2007	989,104
1,000,000	Federal Home Loan Bank, 4.60%, 11/16/2007	993,995
1,000,000	Federal Home Loan Bank, 4.60%, 12/07/2007	991,383
1,000,000	Federal Home Loan Bank, 4.61%, 10/26/2007	996,604
1,000,000	Federal Home Loan Bank, 4.62%, 10/19/2007	997,475
1,000,000	Federal Home Loan Bank, 4.68%, 12/14/2007	990,359
1,000,000	Federal Home Loan Bank, 4.81%, 10/24/2007	996,720
1,000,000	Federal Home Loan Bank, 4.81%, 11/14/2007	993,970
1,000,000	Federal Home Loan Bank, 4.86%, 10/30/2007	995,892
1,000,000	Federal Home Loan Bank, 4.92%, 11/02/2007	995,440
1,000,000	Federal Home Loan Bank, 4.92%, 01/30/2008	983,698
1,000,000	Federal Home Loan Bank, 5.04%, 11/30/2007	991,525
1,000,000	Federal Home Loan Bank, 5.05%, 11/21/2007	992,732
1,000,000	Federal Home Loan Bank, 5.09%, 01/29/2008	983,300
1,000,000	Federal Home Loan Bank, 5.52%, 11/09/2007	993,846
1,000,000	Federal Home Loan Bank, 5.94%, 11/07/2007	993,701

	Total U.S. Government Agencies (cost $23,831,543)	23,831,543

MONEY MARKET FUND

SCHEDULE OF INVESTMENTS

As of September 30, 2007—(Unaudited)

SHORT-TERM INVESTMENTS—100.02% (continued)

par value		market value
	Supranational Bonds - 3.35%
$1,000,000	International Bank for Reconstruction & Development (A), 4.37%, 10/15/2007	$998,091

	Total Supranational Bonds (cost $998,091)	998,091

	Money Market Instruments - 8.24%
1,390,526	Fidelity Institution Money Market Portfolio, 5.26% (B)	1,390,526
1,062,530	First American Treasury Obligation Fund, 3.99% (B)	1,062,530

	Total Money Market Instruments (cost $2,453,056)	2,453,056

	TOTAL INVESTMENTS (cost $29,783,128) - 100.02%	$29,783,128

	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.02)%	(5,161)

	NET ASSETS - 100.00%	$29,777,967

(A)	Discount note; the rate shown represents the yield at September 30, 2007
(B)	Variable rate security; the rate shown represents the yield at September 30, 2007

The following information for the Fund is presented on an income tax basis as of September 30, 2007:

Gross Unrealized Appreciation	$—
Gross Unrealized Depreciation	—

Net Unrealized Gain/(Loss)	$—

Cost of Investments	$29,783,128

NOTES TO THE SCHEDULE OF INVESTMENTS

September 30, 2007

TIMOTHY PLAN

Note 1—Unrealized Appreciation (Depreciation)

At September 30, 2007, the cost for federal income tax purposes is and the composition of gross unrealized appreciation (depreciation) of investment securities is as follows:

funds	cost	app	dep	net app. / dep.
Small-Cap Value	$73,499,917	$11,341,766	$(3,491,234)	$7,850,532
Large / Mid-Cap Value	$96,003,543	$24,181,801	$(968,462)	$23,213,339
Fixed Income	$47,296,900	$211,415	$(609,917)	$(398,502)
Aggressive Growth	$22,258,255	$6,147,856	$(242,956)	$5,904,900
Large / Mid-Cap Growth	$48,500,626	$11,866,350	$(2,654,037)	$9,212,313
Strategic Growth	$61,891,294	$8,928,931	$(170,660)	$8,758,271
Conservative Growth	$50,573,885	$5,252,761	$(553,242)	$4,699,519
High Yield Bond	$19,098,825	$131,569	$(551,840)	$(420,271)
International	$36,845,788	$4,997,422	$(1,112,726)	$3,884,696
Money Market	$29,783,128	$—	$—	$—

Item 2.	Controls and Procedures.

(a) The Registrant’s principal executive officer and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “Act”) (17 CFR 270.30a-3(c)) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the effectiveness of the Registrant’s disclosure controls and procedures as required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b) There were no changes to the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3.	Exhibits.

Separate certifications for the principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the Act and Section 302 of the Sarbanes-Oxley Act of 1940 are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) The Timothy Plan

By	/s/ Arthur D. Ally
Arthur D. Ally, President / Principal Executive Officer

Date:	November 26, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Arthur D. Ally
Arthur D. Ally, President / Principal Executive Officer, Treasurer / Principal Financial Officer

Date:	November 26, 2007